AMG Yacktman Focused Fund - Security Selection Only
Schedule of Portfolio Investments (unaudited)
March 31, 2021
	Shares	Value
Common Stocks - 78.4%
Communication Services - 20.2%
Alphabet, Inc., Class C*	1,240	$2,565,101
Bollore SA (France)	2,750,000	13,271,192
Fox Corp., Class B	119,000	4,156,670
News Corp., Class A	150,000	3,814,500
Reading International, Inc., Class A*,1	320,000	1,776,000
Tohokushinsha Film Corp. (Japan)	200,000	1,326,196
The Walt Disney Co.*	16,000	2,952,320

Total Communication Services		29,861,979
Consumer Discretionary - 14.4%
Booking Holdings, Inc.*	1,000	2,329,840
Car Mate Manufacturing Co., Ltd. (Japan)	52,500	430,729
Continental AG (Germany)*	10,000	1,323,745
Daewon San Up Co., Ltd. (South Korea)	96,817	649,642
HI-LEX Corp. (Japan)	617,800	9,792,178
Hyundai Home Shopping Network Corp. (South Korea)	39,314	2,817,844
Hyundai Mobis Co., Ltd. (South Korea)	5,000	1,296,959
Macy's, Inc.	70,000	1,133,300
Ralph Lauren Corp.	5,200	640,432
Rinnai Corp. (Japan)	8,000	897,295

Total Consumer Discretionary		21,311,964
Consumer Staples - 11.3%
Associated British Foods PLC (United Kingdom)*	65,000	2,159,530
The Coca-Cola Co.	25,000	1,317,750
Hengan International Group Co., Ltd. (China)	37,000	243,288
Ingredion, Inc.	8,500	764,320
KT&G Corp. (South Korea)	80,000	5,762,931
PepsiCo, Inc.	14,000	1,980,300
The Procter & Gamble Co.	16,000	2,166,880
Sysco Corp.	30,000	2,362,200

Total Consumer Staples		16,757,199
Energy - 2.1%
Canadian Natural Resources, Ltd. (Canada)	76,341	2,356,646
Exxon Mobil Corp.	2,000	111,660
Weatherford International PLC*	57,005	726,244

Total Energy		3,194,550
Financials - 4.3%
The Bank of New York Mellon Corp.	10,000	472,900
The Charles Schwab Corp.	30,000	1,955,400
First Hawaiian, Inc.	24,900	681,513
State Street Corp.	30,000	2,520,300
	Shares	Value

U.S. Bancorp	13,000	$719,030

Total Financials		6,349,143
Health Care - 1.5%
Johnson & Johnson	12,000	1,972,200
Kissei Pharmaceutical Co., Ltd. (Japan)	9,400	208,392

Total Health Care		2,180,592
Industrials - 14.5%
Aggreko PLC (United Kingdom)	19,420	234,633
Brenntag SE (Germany)	40,000	3,417,157
CB Industrial Product Holding Bhd (Malaysia)	10,500,000	3,174,603
Financiere de L'Odet SA (France)	4,500	5,231,073
Komelon Corp. (South Korea)	80,000	707,573
Mitsuboshi Belting, Ltd. (Japan)	2,965	47,787
MSC Industrial Direct Co., Inc., Class A	7,000	631,330
Ocean Wilsons Holdings, Ltd. (Bermuda)	400,000	4,687,240
Sam Yung Trading Co., Ltd. (South Korea)	50,000	664,325
Utoc Corp. (Japan)	300,000	1,346,255
Yuasa Trading Co., Ltd. (Japan)	45,000	1,271,812

Total Industrials		21,413,788
Information Technology - 6.1%
CAC Holdings Corp. (Japan)	240,000	3,125,870
Cisco Systems, Inc.	10,000	517,100
Cognizant Technology Solutions Corp., Class A	30,000	2,343,600
INFOvine Co., Ltd. (South Korea)	40,000	746,996
Microsoft Corp.	7,000	1,650,390
Oracle Corp.	9,000	631,530

Total Information Technology		9,015,486
Materials - 4.0%
Kohsoku Corp. (Japan)	90,000	1,212,608
Nihon Parkerizing Co., Ltd. (Japan)	240,000	2,596,633
The Pack Corp. (Japan)	13,600	371,427
Trecora Resources*	230,000	1,787,100

Total Materials		5,967,768

Total Common Stocks (Cost $92,931,633)		116,052,469

Principal Amount
Corporate Bonds and Notes - 1.6%
Energy - 0.5%
W&T Offshore, Inc.
9.750%, 11/01/23[2]	$806,000	713,068

AMG Yacktman Focused Fund - Security Selection Only
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 1.1%
Weatherford International, Ltd. (Bermuda)
11.000%, 12/01/24[2]	$1,721,000	$1,652,160

Total Corporate Bonds and Notes (Cost $2,689,135)		2,365,228

	Shares
Preferred Stocks - 15.2%
Consumer Discretionary - 1.8%
Hyundai Motor Co., 2.840% (South Korea)	30,000	2,666,310
Consumer Staples - 2.4%
Amorepacific Corp., 0.920% (South Korea)	25,000	1,853,639
LG Household & Health Care, Ltd., 1.600% (South Korea)	2,100	1,272,748
QVC, Inc., 6.250%	16,731	419,111

Total Consumer Staples		3,545,498
Information Technology - 11.0%
Samsung Electronics Co., Ltd., 1.880% (South Korea)	250,000	16,192,055

Total Preferred Stocks (Cost $14,333,093)		22,403,863

Principal Amount
Short-Term Investments - 4.4%
Joint Repurchase Agreements - 0.0%[3]
Citigroup Global Markets, Inc., dated 03/31/21, due 04/01/21, 0.010% total to be received $12,864 (collateralized by various U.S. Treasuries, 0.125% - 3.000%, 07/15/29 - 02/15/51, totaling $13,121)	$12,864	12,864

	Shares	Value
Other Investment Companies - 4.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[4]	2,149,148	$2,149,148
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%[4]	2,149,151	2,149,151
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.04%[4]	2,214,276	2,214,276

Total Other Investment Companies		6,512,575

Total Short-Term Investments (Cost $6,525,439)		6,525,439
Total Investments - 99.6% (Cost $116,479,300)		147,346,999
Other Assets, less Liabilities - 0.4%		600,953
Net Assets - 100.0%		$147,947,952

*	Non-income producing security.
[1]	Some of these securities, amounting to $13,431 or less than 0.1% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the value of these securities amounted to $2,365,228 or 1.6% of net assets.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Yield shown represents the March 31, 2021, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

AMG Yacktman Focused Fund - Security Selection Only
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Communication Services	$15,264,591	$14,597,388	—	$29,861,979
Industrials	5,318,570	16,095,218	—	21,413,788
Consumer Discretionary	4,103,572	17,208,392	—	21,311,964
Consumer Staples	8,591,450	8,165,749	—	16,757,199
Information Technology	5,142,620	3,872,866	—	9,015,486
Financials	6,349,143	—	—	6,349,143
Materials	1,787,100	4,180,668	—	5,967,768
Energy	3,194,550	—	—	3,194,550
Health Care	1,972,200	208,392	—	2,180,592
Corporate Bonds and Notes†	—	2,365,228	—	2,365,228
Preferred Stocks
Information Technology	—	16,192,055	—	16,192,055
Consumer Staples	419,111	3,126,387	—	3,545,498
Consumer Discretionary	—	2,666,310	—	2,666,310
Short-Term Investments
Joint Repurchase Agreements	—	12,864	—	12,864
Other Investment Companies	6,512,575	—	—	6,512,575
Total Investments in Securities	$58,655,482	$88,691,517	—	$147,346,999

†	All corporate bonds and notes held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended March 31, 2021, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at March 31, 2021, was as follows:
Country	% of Long-Term Investments
Bermuda	4.5
Canada	1.7
China	0.2
France	13.1
Germany	3.4
Japan	16.1
Country	% of Long-Term Investments
Malaysia	2.2
South Korea	24.6
United Kingdom	1.7
United States	32.5
100.0

AMG Yacktman Focused Fund - Security Selection Only
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2021, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$13,431	$12,864	$1,578	$14,442
The following table summarizes the securities received as collateral for securities lending at March 31, 2021:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-3.875%	04/08/21-02/15/49
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.